UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Accumulative Fund (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 0.2%
Foot Locker, Inc.	50	$2,549

Apparel, Accessories & Luxury Goods – 2.3%
Coach, Inc.	145	7,289
Under Armour, Inc., Class A (A)(B)	775	16,446
V.F. Corp.	93	8,644

		32,379

Cable & Satellite – 0.2%
Charter Communications, Inc., Class A (A)	9	2,933

Casinos & Gaming – 1.3%
Las Vegas Sands, Inc.	185	10,976
Wynn Resorts Ltd.	60	7,624

		18,600

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	120	24,858

Homefurnishing Retail – 0.6%
At Home Group, Inc. (A)	270	8,513

Leisure Facilities – 0.9%
Vail Resorts, Inc.	48	13,172

Movies & Entertainment – 3.6%
Walt Disney Co. (The)	435	50,869

Restaurants – 3.6%
Chipotle Mexican Grill, Inc., Class A (A)	17	7,727
McDonalds Corp.	130	21,747
Starbucks Corp. (C)	300	17,052
YUM! Brands, Inc.	135	4,740

		51,266

Total Consumer Discretionary – 14.4%		205,139

Consumer Staples
Food Distributors – 0.5%
U.S. Foods Holding Corp. (A)	255	7,859

Household Products – 0.6%
Procter & Gamble Co. (The)	95	7,907

Hypermarkets & Super Centers – 2.9%
BJ’s Wholesale Club, Inc. (A)	65	1,741
Costco Wholesale Corp.	80	18,790
Wal-Mart Stores, Inc.	230	21,599

		42,130

Packaged Foods & Meats – 2.2%
Hershey Foods Corp.	135	13,770
Mondelez International, Inc., Class A	400	17,184

		30,954

Soft Drinks – 1.4%
PepsiCo, Inc.	175	19,565

Tobacco – 0.8%
Altria Group, Inc.	190	11,459

Total Consumer Staples – 8.4%		119,874

Energy
Integrated Oil & Gas – 1.1%
Chevron Corp.	128	15,591

Oil & Gas Equipment & Services – 2.9%
Halliburton Co.	525	21,278
Schlumberger Ltd.	340	20,713

		41,991

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips	175	13,545
Pioneer Natural Resources Co.	10	1,742

		15,287

Total Energy – 5.1%		72,869

Financials
Diversified Banks – 2.8%
Bank of America Corp.	780	22,979
Wells Fargo & Co.	330	17,345

		40,324

Investment Banking & Brokerage – 0.3%
E*TRADE Financial Corp. (A)	80	4,191

Other Diversified Financial Services – 4.6%
Citigroup, Inc.	415	29,772
JPMorgan Chase & Co.	320	36,109

		65,881

Regional Banks – 2.8%
First Republic Bank	115	11,040
PNC Financial Services Group, Inc. (The)	105	14,300
Western Alliance Bancorp. (A)	255	14,507

		39,847

Total Financials – 10.5%		150,243

Health Care
Biotechnology – 6.6%
Alexion Pharmaceuticals, Inc. (A)	135	18,766
BioMarin Pharmaceutical, Inc. (A)	210	20,364
Gilead Sciences, Inc.	340	26,252
Immunomedics, Inc. (A)	90	1,875
Sarepta Therapeutics, Inc. (A)	61	9,852
Shire Pharmaceuticals Group plc ADR	90	16,314
Y-mAbs Therapeutics, Inc. (A)	25	664

		94,087

Health Care Equipment – 5.5%
Boston Scientific Corp. (A)	240	9,240
DexCom, Inc. (A)	100	14,304
Glaukos Corp. (A)	73	4,705
Medtronic plc	175	17,215
Penumbra, Inc. (A)	50	7,485
Tactile Systems Technology, Inc. (A)	140	9,947
Zimmer Holdings, Inc.	115	15,119

		78,015

Health Care Services – 0.8%
Teladoc Health, Inc. (A)	138	11,873

Health Care Supplies – 2.6%
Align Technology, Inc. (A)	29	11,345
Establishment Labs Holdings, Inc. (A)(B)	135	3,254
OrthoPediatrics Corp. (A)	118	4,305
Stryker Corp.	105	18,656

		37,560

Health Care Technology – 0.1%
Neuronetics, Inc. (A)	49	1,559

Pharmaceuticals – 3.0%
Allergan plc	65	12,381
Elanco Animal Health, Inc. (A)	40	1,378
Jazz Pharmaceuticals plc (A)	110	18,495
Johnson & Johnson	70	9,672
Urovant Sciences Ltd. (A)	35	420

		42,346

Total Health Care – 18.6%		265,440

Industrials
Aerospace & Defense – 2.9%
Lockheed Martin Corp.	47	16,260
Northrop Grumman Corp.	54	17,138
United Technologies Corp.	55	7,690

		41,088

Agricultural & Farm Machinery – 1.0%
Deere & Co.	100	15,033

Air Freight & Logistics – 1.6%
FedEx Corp.	72	17,337
XPO Logistics, Inc. (A)	55	6,279

		23,616

Construction Machinery & Heavy Trucks – 2.0%
Caterpillar, Inc.	70	10,674
WABCO Holdings, Inc. (A)	90	10,615
Westinghouse Air Brake Technologies Corp.	65	6,817

		28,106

Industrial Machinery – 1.2%
Gates Industrial Corp. plc (A)(B)	165	3,217
Woodward, Inc.	175	14,151

		17,368

Railroads – 1.5%
Kansas City Southern	185	20,957

Total Industrials – 10.2%		146,168

Information Technology
Application Software – 1.1%
8x8, Inc. (A)	315	6,694
Ellie Mae, Inc. (A)	90	8,529
SVMK, Inc. (A)	55	882

		16,105

Data Processing & Outsourced Services – 2.7%
MasterCard, Inc., Class A	80	17,809
Visa, Inc., Class A	135	20,262

		38,071

Home Entertainment Software – 1.3%
Electronic Arts, Inc. (A)	155	18,676

Internet Software & Services – 1.4%
Alphabet, Inc., Class C (A)	17	19,692

Semiconductor Equipment – 1.0%
Applied Materials, Inc.	365	14,107

Semiconductors – 7.3%
Analog Devices, Inc.	130	12,020
Broadcom Corp., Class A	140	34,542
Integrated Device Technology, Inc. (A)	155	7,287
Intel Corp.	240	11,350
QUALCOMM, Inc.	290	20,889
Texas Instruments, Inc.	105	11,265
Xilinx, Inc.	85	6,814

		104,167

Systems Software – 5.8%
Microsoft Corp.	690		78,915
ServiceNow, Inc. (A)	20		3,913

			82,828

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	330		74,494

Total Information Technology – 25.8%			368,140

Utilities
Electric Utilities – 0.8%
Duke Energy Corp.	135		10,803

Total Utilities – 0.8%			10,803

TOTAL COMMON STOCKS – 93.8%			$1,338,676
(Cost: $1,009,197)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Allergan plc,
Call $192.50, Expires 10–26–18	200	20	68
Apache Corp.,
Call $50.00, Expires 10–26–18	600	60	39
Caterpillar, Inc.,
Call $157.50, Expires 10–12–18	225	23	17
Medtronic plc,
Call $99.00, Expires 10–26–18	500	50	65

TOTAL PURCHASED OPTIONS – 0.0%			$189
(Cost: $222)

SHORT-TERM SECURITIES		Principal
Commercial Paper (D) – 3.0%
Brown-Forman Corp.,
1.930%, 10–11–18		$5,000	4,996
Diageo Capital plc (GTD by Diageo plc),
2.870%, 10–11–18		2,393	2,391
J.M. Smucker Co. (The),
2.400%, 10–1–18		2,822	2,821
NBCUniversal Enterprise, Inc.,
2.880%, 10–11–18		4,000	3,997
Northern Illinois Gas Co.:
2.401%, 10–3–18		5,000	4,998
2.200%, 10–12–18		3,125	3,122
Walgreens Boots Alliance, Inc.:
2.302%, 10–2–18		5,000	4,999
2.920%, 10–10–18		5,000	4,996
2.780%, 10–15–18		10,000	9,988

			42,308

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (E)		3,752	3,752

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 2.140%, (F)(G)	248	248

Municipal Obligations – 0.2%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps), 2.240%, 10–7–18 (E)	3,000	3,000

United States Government Agency Obligations – 2.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.170%, 10–7–18 (E)	3,975	3,976
2.190%, 10–7–18 (E)	6,000	6,000
2.200%, 10–7–18 (E)	12,257	12,257
2.240%, 10–7–18 (E)	7,300	7,300

		29,533

TOTAL SHORT–TERM SECURITIES – 5.6%		$78,841
(Cost: $78,850)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,417,706
(Cost: $1,088,269)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		8,479

NET ASSETS – 100.0%		$1,426,185

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $239 are on loan.

(C)	All or a portion of securities with an aggregate value of $1,353 have been pledged as collateral on open futures contracts.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following futures contracts were outstanding at September 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 E-Mini Index	Short	50	12-21-18	3	$(7,298)	$(10)

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Alexion Pharmaceuticals, Inc.	N/A	Call	200	20	October 2018	$145.00	$25	$(31)
Align Technology, Inc.	N/A	Call	90	9	October 2018	402.50	32	(41)
Analog Devices, Inc.	N/A	Call	200	20	October 2018	96.50	19	(11)
DexCom, Inc.	N/A	Call	100	10	October 2018	155.00	20	(13)
McDonalds Corp.	N/A	Call	100	10	November 2018	175.00	13	(14)
Teladoc Health, Inc.	N/A	Call	100	10	October 2018	90.00	17	(23)
							$126	$(133)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,338,676	$—	$—
Purchased Options	189	—	—
Short-Term Securities	248	78,593	—
Total	$1,339,113	$78,593	$—
Liabilities
Futures Contracts	$10	$—	$—
Written Options	$109	$24	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,088,269

Gross unrealized appreciation	355,355
Gross unrealized depreciation	(25,918)

Net unrealized appreciation	$329,437

CONSOLIDATED SCHEDULE OF INVESTMENTS
Ivy Wilshire Global Allocation Fund (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (A)	—	*	$—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (A)(B)(C)(D)(E)	73		—	*
Media Group Holdings LLC, Series T (A)(B)(C)(D)(E)	9		652

			652

Total Consumer Discretionary – 0.0%			652

TOTAL COMMON STOCKS – 0.0%			$652
(Cost: $70,033)

AFFILIATED MUTUAL FUNDS
Ivy Apollo Strategic Income Fund, Class N	5,205		51,944
Ivy Core Equity Fund, Class N	2,507		45,802
Ivy Corporate Bond Fund, Class N	6,128		36,828
Ivy Emerging Markets Equity Fund, Class N	5,873		112,233
Ivy Government Securities Fund, Class N	19,691		102,984
Ivy IG International Small Cap Fund, Class N	5,780		71,211
Ivy International Core Equity Fund, Class N	11,253		223,264
Ivy Large Cap Growth Fund, Class N	2,853		78,635
Ivy LaSalle Global Real Estate Fund, Class N	2,030		21,844
Ivy Limited-Term Bond Fund, Class N	5,598		59,334
Ivy Mid Cap Growth Fund, Class N	1,047		31,525
Ivy Mid Cap Income Opportunities Fund, Class N	2,034		30,349
Ivy Pictet Emerging Markets Local Currency Debt Fund, Class N	5,063		41,925
Ivy Pictet Targeted Return Bond Fund, Class N	8,775		88,452
Ivy PineBridge High Yield Fund, Class N	3,033		29,721
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	2,726		29,902
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	5,695		68,116
Ivy Pzena International Value Fund, Class N	4,324		81,672
Ivy Securian Core Bond Fund, Class N	9,205		95,918
Ivy Small Cap Core Fund, Class N	1,286		29,958
Ivy Small Cap Growth Fund, Class N	567		15,956
Ivy Value Fund, Class N	4,723		121,006

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%			$1,468,579
(Cost: $1,396,288)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Leisure Facilities – 0.3%
Circuit of the Americas LLC, Series D, 0.000%, 12–31–20 (F)	$7,285	4,020

Total Consumer Discretionary – 0.3%		4,020

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$4,020
(Cost: $6,148)

SHORT-TERM SECURITIES
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (G)	8,533	8,533

TOTAL SHORT-TERM SECURITIES – 0.6%		$8,533
(Cost: $8,533)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,481,784
(Cost: $1,481,002)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		308

NET ASSETS – 100.0%		$1,482,092

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At September 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	$50,896	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,137	652
			$70,033	$652

The total value of these securities represented 0.0% of net assets at September 30, 2018.

(C)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Zero coupon bond.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$652
Total Common Stocks	$—	$—	$652
Affiliated Mutual Funds	1,468,579	—	—
Corporate Debt Securities	—	4,020	—
Short-Term Securities	—	8,533	—
Total	$1,468,579	$12,553	$652

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

BASIS FOR CONSOLIDATION OF THE IVY WILSHIRE GLOBAL ALLOCATION FUND

WRA ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. The consolidated financial statements include the accounts of the Fund and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2018 of the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF III (SBP), LLC	4-9-13	4-23-13	1,482,092	655	0.04%

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,481,002

Gross unrealized appreciation	86,392
Gross unrealized depreciation	(85,610)

Net unrealized appreciation	$782

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2018